EARLY DEBT EXTINGUISHMENT COSTS (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
EARLY DEBT EXTINGUISHMENT COSTS [Abstract]
Early repayment of outstanding long-term debt	$ 500
Total consideration for the repayment of long-term debt	617	2	620	101
Consideration for early redemption premium	117
Early debt extinguishment costs attributable to the early redemption premium		0	(115)	0
Schedule of Debt Instruments Early Debt Extinguishment [Line Items]
Book Value	501		501
6.30% notes due 2018 [Member]
Schedule of Debt Instruments Early Debt Extinguishment [Line Items]
Book Value	24		24
Stated Interest Rate (in hundredths)		6.30%
Maturity Date		2018
7 1/4 % debentures due 2024 [Member]
Schedule of Debt Instruments Early Debt Extinguishment [Line Items]
Book Value	255		255
Stated Interest Rate (in hundredths)		7.25%
Maturity Date		2024
7 5/8% debentures due 2024 [Member]
Schedule of Debt Instruments Early Debt Extinguishment [Line Items]
Book Value	146		146
Stated Interest Rate (in hundredths)		7.625%
Maturity Date		2024
7.60% debentures due 2027 [Member]
Schedule of Debt Instruments Early Debt Extinguishment [Line Items]
Book Value	$ 76		$ 76
Stated Interest Rate (in hundredths)		7.60%
Maturity Date		2027